SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of Assumptions Used to Determine Fair Value of Options Granted
The fair value of the Company's stock options granted to employees and directors for the years ended December 31, 2021, 2020 and 2019 was estimated using the following assumptions:

	2021	2020	2019
Expected volatility	26.21%-27.87%	0.00%-25.79%	19.44%-21.54%
Risk free interest rate	0.30%-0.93%	0.00%-0.86%	1.43%-2.55%
Expected dividend	$—	—	—
Expected term (in years)	3.5	3.5	3.5

Schedule of Stock Option Activity
A summary of the Company's stock options activity and related information for the year ended December 31, 2021, is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2021	988,374	22.49	4.26	258,014
Granted	437,610	12.80
Exercised	232,376	18.41
Cancelled	326	39.52
Forfeited	84,630	0.46

Outstanding at December 31, 2021	1,108,652	21.20	4.42	313,083

Exercisable at December 31, 2021	375,521	54.57	3.14	93,516

Schedule of Options Outstanding by Exercise Price Range
The options outstanding under the Company's stock option plans as of December 31, 2021 have been separated into ranges of exercise price as follows:

Ranges of exercise price	Options outstanding as of December 31, 2021	Weighted average remaining contractual term	Weighted average exercise price	Options Exercisable as of December 31, 2021	Weighted average exercise price of options exercisable
		(Years)	$		$
$0.27 - 0.31	951,076.0	4.57	0.29	230,960.0	0.3
$6.72 - 8.57	1,820.0	2.13	7.03	1,820.0	7.0
$20.44- 24.99	3,019.0	5.97	21.84	2,744.0	21.5
$37.21 - 54.51	4,584.0	4.43	45.66	3,632.0	43.4
$57.10 - 85.14	30,968.0	1.51	79.53	30,968.0	79.5
$96.74	24,891.0	2.37	96.74	24,891.0	96.7
$151.63 - 224.18	68,718.0	4.14	183.22	68,718.0	183.2
$232.2	23,576.00	5.32	232.20	11,788.00	232.20

	1,108,652	4.42	21.20	375,521	54.57

Schedule of Restricted Stock Units Activity
A summary of the Company's RSU and the Company's RSA activities and related information for the year ended December 31, 2021, is as follows:

Number of RSU and RSA (*)
Outstanding at January 1, 2021	1,463,687
Granted	750,155
Vested	(485,124)
Forfeited	(119,709)

Outstanding at December 31, 2021	1,609,009
(*) NIS 1.0 par value, which represents approximately $0.32.

Schedule of Allocated Share-Based Compensation Expense
The total equity-based compensation expense related to all of the Company's equity-based awards recognized for the years ended December 31, 2021, 2020 and 2019 was comprised as follows:

	Year ended December 31,
	2021	2020	2019
Cost of revenues	$17,880	$11,313	$11,244
Research and development, net	28,558	13,668	9,239
Selling and marketing	42,021	30,262	26,650
General and administrative	67,914	48,221	34,897

Total stock-based compensation expenses	$156,373	$103,464	$82,030